Summary of Significant Accounting Policies - Remaining Performance Obligation (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		24 months
Revenue, Remaining Performance Obligation, Amount		$ 135.6
Revenue Remaining Performance Obligation Expected Timing Percentage		89.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	24 months
Revenue, Remaining Performance Obligation, Amount	$ 116.6
Revenue Remaining Performance Obligation Expected Timing Percentage	90.00%